Share Capital - Additional Information (Details)		12 Months Ended
	Nov. 29, 2021 GBP (£)	Dec. 31, 2021 GBP (£) shares £ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 GBP (£) shares	Dec. 31, 2019 GBP (£) shares	Dec. 31, 2018 shares
Disclosure Of Classes Of Share Capital [Line Items]
Options outstanding | shares		8,052,699	8,052,699	6,768,894	4,302,617	4,718,302
Average currency conversion rate per US Dollar	1.334058
Market price of shares per share | (per share)		£ 590	$ 7.96
Market price of shares (pence)				£ 5.14	£ 3.50
American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Options outstanding | shares		2,684,233	2,684,233
Stock conversion ratio	0.333
Market price of shares per share | $ / shares			$ 23.89
Bottom Of Range [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Market price of shares (pence)		£ 4.43		3.04	0.41
Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Market price of shares (pence)		£ 6.80		£ 5.15	£ 6.10